LORD ABBETT                     [LOGO]

Lord Abbett
Growth Opportunities Fund

2001

SEMIANNUAL
REPROT

For the Six-Month Period
Ended May 31, 2001

[LOGO]

"FOR LORD ABBETT TO HAVE ACHIEVED FIVE PLACES ON THE ELITE 'BEST IN CLASS' LIST
 IS TRULY A MARK OF DISTINCTION."


[GRAPHIC OMITTED]


Lord Abbett is proud to announce to shareholders that five of our mutual funds, won Mutual Funds' 2001 "Best in Class" awards for their superior risk-adjusted performance.*

The magnitude of this achievement is perhaps best summed up by John Curran, Managing Editor of Mutual Funds. "For Lord Abbett to have achieved five places on the elite `Best in Class' list is truly a mark of distinction," said Curran.

"This is an extraordinarily difficult list for a fund to get on. For a firm to have one fund make the list is great; to place five funds across several categories is a remarkable accomplishment."

We attribute this recognition to the hard work and dedication of our investment management research teams. You can be confident that the same investment diligence is applied in the management of all our Funds as we strive to achieve strong risk-adjusted returns for shareholders.

*The Mutual Funds "Best in Class" awards are awarded to funds with a three-year history based on two superior risk-adjusted ratings: the Morningstar Category Rating and the Sharpe Ratio.

For complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Please review it carefully before investing.

        [PHOTO OMITTED]


                                                 Senior Investment Team Members:
                                     David Linsen, seated, and Kevin P. Ferguson




LORD ABBETT GROWTH OPPORTUNITIES FUND

Average Annual Class A Share Total Returns(1) as of 5/31/01*


[BAR CHART GRAPHIC OMITTED]


STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS

Average annual returns for the period ended 3/31/01 reflect performance of Class A shares at the maximum sales charge of 5.75%, with all distributions reinvested.

  1 year, -31.01%; 5 years, 16.22%; Life of Fund**, 16.07%
 **8/1/95 inception

REPORT TO SHAREHOLDERS
For the six-month period ended May 31, 2001


Dear Shareholders: We are pleased to report that Lord Abbett Growth Opportunities Fund provided a total return of 4.02%(1) (Class A shares) for the first six months of its fiscal year ended May 31, 2001. The positive investment decisions made by the management team helped the Fund outperform the Russell Midcap Growth Index return of -8.43%,(2) as well as the broad stock market S&P 500 return of -3.90%.(4) However, the Fund lagged the Russell Midcap Index,(3) predominantly in the short-term period.


                                                               Sincerely,

                                                               /s/ Robert S. Dow
                                                               Robert S. Dow
                                                               Chairman

--------------------------------------------------------------------------------
In this letter:

o Investors revisit mid-cap sector.

o Generic drug company stocks outperform.

o Optimistic, yet cautious, market outlook.


MARKET REVIEW: TOURISTS AND TRANSPLANTS Over the past six months, the mid-cap sector became an increasingly popular destination for investors, as many large-cap growth rates slowed and market volatility increased sharply. The barrage of Federal Reserve Board (the Fed) rate cuts coupled with the seemingly-daily issuance of negative earnings reports by large companies steered many investors to the mid-cap area, where a lower interest-rate environment can make it easier for companies to finance growth. While value stocks were generally preferred, trading activity in April and May indicated a renewed interest and rotation back towards some of the beaten-up growth stocks that suffered despite attractive underlying fundamentals. Investors gravitated heavily towards stocks of mid-cap growth companies that could offer faster growth than most large-cap companies and less operational and liquidity risk than many small-cap companies. Additionally, large-cap investment managers continued to dip into the mid-cap range for up-and-coming names. Likewise, small-cap managers extended their capitalization ranges in order to include mid-cap stocks that offered better liquidity. This demand for "growthier" names at attractive valuation levels caused a renewed interest in the mid-cap growth area.

                        CLASS A   CLASS B   CLASS C   CLASS P   CLASS Y
NET ASSET VALUE         $19.94    $19.65   $19.65    $20.00     $20.06
DIVIDENDS                   -          -        -         -          -
CAPITAL GAINS               -          -        -         -          -

TOTAL RETURNS(1)         4.02%      3.69%    3.75%     4.00%     4.15%

                                             SIX-MONTH PERIOD ENDED MAY 31, 2001

"THE PORTFOLIO BENEFITED GREATLY
FROM OUR DECISION TO
SPECIFICALLY INVEST IN GENERIC
DRUG COMPANIES."



PORTFOLIO REVIEW: IT HELPS KNOWING THE LAY OF THE LAND

We made very few changes to the portfolio over the past six months, choosing instead to continue focusing on stocks of companies in more defensive sectors. One area that we emphasized during the period was healthcare company stocks, where we saw some of our most significant gains. Our overweight position and good stock selection notably helped our outperformance over the Russell Midcap Growth Index. In particular, the portfolio benefited greatly from our decision to specifically invest in generic drug companies. We initiated this trend in early 1999, and the increasingly favorable state and federal legislative climate, along with a large number of drugs coming off patent into the generic market has created an extremely positive investment environment.

    Another factor that helped the Fund on a relative basis was our emphasis on energy-related companies. Although natural gas and oil prices have recently come down from their highs of a few months ago, they are still well above long-term, historical price support levels. The imbalance of the supply/demand ratio in favor of demand has generally created a rising commodity price environment in oil and gas that has helped virtually every firm in the industry. The biggest beneficiaries of this environment have been exploration and production companies, as well as energy service concerns that supply the infrastructure that enables drilling to take place. We recognized the secular opportunities of the industry in 1999 and extended the portfolio's holdings to include oil and natural gas services companies with diverse locations on land, offshore and outside the U.S.

    We also remained modestly overweight in financial services companies that have directly benefited from the Fed's string of rate cuts. On a fundamental basis, many of these companies have performed well. Borrowing costs have been falling at a faster pace than the rates at which they lend money. As a result, these companies' net interest margins have widened, leading to faster earnings per share growth. On the other hand, we were underweight in regional banks as well as insurance companies, which are not direct beneficiaries of a lowering interest rate environment.

    Performance for many of our holdings in the consumer discretionary sector, while strong in the early part of the year, held back the portfolio overall for the period. Rising costs, intense competition and cyclical weakness stifled some of our key holdings in this sector. While many companies have taken steps to fix inventory surpluses and adjust for slower rates of growth, the general economic weakness and negative effect of consumer spending has taken its toll lately. Due to ongoing concerns about high valuation levels and general uneasiness regarding overcapacity and earnings potential, we remained significantly underweight in the technology sector during the period, a position we've maintained for approximately 18 months. While technology stocks initially reacted well to the Fed's interest rate cuts in January, the sector has remained volatile despite additional interest rate cuts in March, April and May. Although our slight exposure hurt portfolio performance, our underweighting versus the Growth Index paid off, as the technology sector continued to bear the brunt of the market's correction.

OUTLOOK: COPING WITH CHANGE We remain cautiously optimistic about the economy in general for the remainder of 2001. We are more optimistic about 2002, particularly the second half of next year. We are encouraged by the Fed's aggressive actions and accommodative stance, but continue to be concerned with high valuations in many areas of the market. We believe that favorable company news has, in many cases, already been discounted in a lot of stock prices. Therefore, in-depth company research and bottom-up stock picking will continue to be of paramount importance. However, we believe we will continue to see enthusiasm for the mid-cap segment over the long term, where investors can find faster-growing companies at lower levels of risk.

    As always, thank you for investing with Lord Abbett and the Growth Opportunities Fund. We look forward to helping you reach your financial goals in the years to come.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

(1) Total return, which is not annualized, is the percentage change in net asset value and includes the reinvestment of all distributions. Please see Important Information on page 4.

(2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also included in the Russell 1000 Growth Index. The Russell Growth Index measures the performance of those Russell 1000 companies with higher forecasted growth values.

(3) The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the Russell 1000 Index.

(4) The Standard & Poor's 500 Index(R) (S&P 500) is a widely recognized index of 500 U.S. companies, and is a common measure of the performance of the overall U.S. stock market. Performance includes reinvestment of dividends and capital gains. The Indices cited are unmanaged and not available for direct investment. "The portfolio benefited greatly from our decision to specifically invest in generic drug companies."

                  Schedule of Investments (unaudited)
                  May 31, 2001

                  Investments                         Shares              Value
==================================================================================
Common Stocks
98.27%
----------------------------------------------------------------------------------
Air Transport     SkyWest, Inc.                       117,900           $3,348,360
1.04%
------------------------------------------------  --------------------------------
Banks: Regional
0.46%             Zions Bancorp.                       27,400            1,483,436
------------------------------------------------  --------------------------------
Biotechnology
Research &
Production 0.81%  Celgene Corp.*                       91,900            2,607,203
------------------------------------------------  --------------------------------
Cable 1.49%       Charter Communications,Inc.
                  Class A*                            215,600            4,820,816
------------------------------------------------  --------------------------------
Casinos &         Harrah's Entertainment, Inc.*        70,000            2,559,900
Gambling 1.51%    International Game Technology*       38,000            2,335,100
                                                                     =============
                  Total                                                  4,895,000
----------------------------------------------------------------------------------
Communications &
Media 0.46%       Gemstar-TV Guide Intl., Inc.*        40,500            1,472,985

----------------------------------------------------------------------------------
Communications    CSG Systems Intl., Inc.*             58,700            3,537,849
Technology 3.23%  ONI Systems Corp.*                   39,500            1,226,080
                  Scientific-Atlanta, Inc.*            39,800            2,089,898
                  UTStarcom, Inc.*                    153,100            3,602,443
                                                                     =============
                  Total                                                 10,456,270
----------------------------------------------------------------------------------
Computer Services   BEA Systems, Inc. *                38,300            1,374,204
Software & Systems  BMC Software, Inc.*               100,300            2,397,170
10.67%              Cadence Design Systems, Inc.*     166,000            3,510,900
                    Check Point Software
                    Technologies Ltd.*                 25,100            1,351,886
                    Citrix Systems, Inc.*              54,500            1,302,550
                    Intuit, Inc.*                      75,700            2,426,942
                    Legato Systems, Inc.*             102,800            1,536,860
                    Manhattan Associates, Inc.*        38,300            1,264,283
                    PeopleSoft, Inc.*                  91,200            3,679,920
                    Peregrine Systems, Inc.*          155,600            4,308,564
                    Sabre Holdings Corp.*             112,300            5,866,552
                    Symantec Corp.*                    59,500            4,203,080
                    Wind River Systems, Inc.*          55,600            1,252,112
                                                                     =============
                  Total                                                 34,475,023
----------------------------------------------------------------------------------
Computer            Advanced Digital
Technology 1.81%    Information Corp.*                 142,200           2,592,306

                    Nvidia Corp.*                       18,000           1,540,980

                    Palm, Inc.*                         70,000             394,100

                    RSA Security, Inc.*                 46,050           1,333,608

                                                                     =============
                  Total                                                  5,860,994
----------------------------------------------------------------------------------
Consumer            Electronic Arts, Inc.*              52,200           3,074,058

Electronics 1.44%   Harman Intl. Industries,Inc.        44,600           1,583,300
                                                                        ==========
                  Total                                                  4,657,358
----------------------------------------------------------------------------------
Drug & Grocery
Store Chains 1.52%  Whole Foods Market, Inc.*           85,500           4,896,585
----------------------------------------------------------------------------------
Drugs &             Andrx Group*                        27,000           1,827,360
Pharmaceuticals     Barr Laboratories, Inc.*            50,600           3,606,262
13.37%              Bergen Brunswig Corp.              257,400           5,302,440
                    Genzyme Corp.*                      62,200           6,651,668
                    ICN Pharmaceuticals, Inc.           88,700           2,681,401
                    ImClone Systems,Inc.*               30,000           1,489,500
                    IVAX Corp.*                        164,312          $5,537,314
                    Priority Healthcare Corp.           76,900           2,659,202
                    SICOR, Inc.*                       479,800           8,242,964
                    Teva Pharmaceutical
                    Industries Ltd. ADR                 89,900           5,192,624
                                                                      ============
                    Total                                               43,190,735
----------------------------------------------------------------------------------
Electrical Equipment
& Components
0.01%             RF Micro Devices, Inc.*                1,000              26,080
----------------------------------------------------------------------------------
Electronics:      Advanced Micro Devices, Inc.*         53,000           1,497,250
Semi-Conductors/  Atmel Corp.*                         151,500           1,681,650
Components 4.09%  Celestica, Inc.*                      47,500           2,375,000
                  Cirrus Logic, Inc.*                   70,800           1,401,840
                  Globespan, Inc.*                      47,100             672,588
                  Integrated Device
                  Technology, Inc.*                     38,100           1,395,984
                  Pixelworks, Inc.*                     53,700           1,351,092
                  Rectifier Corp.*                      32,000           1,921,920
                  TriQuint Semiconductor, Inc.*         52,400             924,336
                                                                     =============
                  Total                                                 13,221,660
----------------------------------------------------------------------------------
Electronics:
Technology 1.23%  Sensormatic Electronics Corp.*       251,500           3,961,125
----------------------------------------------------------------------------------
Energy:
Miscellaneous
1.73%             Calpine Corp.*                       113,700           5,605,410
----------------------------------------------------------------------------------
Finance:
Small Loan 2.02%  AmeriCredit Corp.*                   125,100           6,530,220
----------------------------------------------------------------------------------
Financial:
Data              CheckFree Corp.*                      67,900           2,631,804
Processing        Concord EFS, Inc.*                   124,800           6,327,360
Services          Sungard Data Systems, Inc.*           73,600           4,377,728
& Systems
4.13%
                                                                     =============
                  Total                                                 13,336,892
----------------------------------------------------------------------------------
Financial:        Ambac Financial Group, Inc.           80,900           4,534,445
Miscellaneous
2.51%             Providian Financial Corp.             63,100           3,581,556
                                                                     =============
                  Total                                                  8,116,001
----------------------------------------------------------------------------------
Health & Personal
Care 1.60%        McKessen HBOC, Inc.                  149,600           5,171,672
----------------------------------------------------------------------------------
Healthcare        Laboratory Corp. of
Facilities 2.72%  America Holdings*                     43,300           6,073,258
                  Triad Hospitals, Inc.*               109,700           2,709,590
                                                                     =============
                  Total                                                  8,782,848
----------------------------------------------------------------------------------
Healthcare        Caremark Rx, Inc.*                   554,200           9,022,376
Management        UnitedHealth Group, Inc.              93,200           5,359,000
                                                                     =============
Services 4.45%    Total                                                 14,381,376
----------------------------------------------------------------------------------
Insurance:
Property-Casualty
1.87%             XL Capital Ltd. Class A               76,100           6,049,950
----------------------------------------------------------------------------------
Leisure Time
1.81%             Six Flags, Inc.*                     259,700           5,843,250
----------------------------------------------------------------------------------
Machinery:
Oil Well          BJ Services Co.*                      39,400           2,955,000
Equipment &       Nabors Industries, Inc.*             106,300           5,405,355
Services 4.51%    Weatherford Intl., Inc.*             110,100           6,206,337
                                                                     =============
                  Total                                                 14,566,692


                  Investments                         Shares              Value
==================================================================================
Medical & Dental  Cytyc Corp.*                         149,700           3,263,460
Instruments &     St. Jude Medical, Inc.*               68,300           4,201,816
Supplies 2.31%
                                                                     =============
                  Total                                                  7,465,276
----------------------------------------------------------------------------------
Metal Fabricating
1.90%             Grant Prideco, Inc.*                 272,500          $6,136,700
----------------------------------------------------------------------------------
Metals & Minerals
1.77%             Stillwater Mining Co.*               179,900           5,720,820
----------------------------------------------------------------------------------
Multi-Sector
Companies 1.28%   Thermo Electron Corp.*               148,100           4,133,471
----------------------------------------------------------------------------------
Offshore Drilling
1.72%             Transocean Sedco Forex, Inc.         103,800           5,548,110
----------------------------------------------------------------------------------
Oil: Crude        Apache Corp.                          52,100           3,102,555
Producers 2.91%   EOGResources, Inc.                    69,900           3,137,811
                  XTO Energy, Inc.*                    107,200           3,162,400
                                                                     =============
                  Total                                                  9,402,766
----------------------------------------------------------------------------------
Production        Novellus Systems, Inc.*                1,200              57,480
Technology        Photronics, Inc.*                     84,000           1,953,840
                                                                     =============
Equipment 0.62%   Total                                                  2,011,320
----------------------------------------------------------------------------------
Radio & TV        XM Satellite Radio
Broadcasters      Holdings, Inc. Class A               100,000           1,548,000
0.48%
----------------------------------------------------------------------------------
Real Estate
Investment
Trusts            Starwood Hotels & Resorts
(REIT) 0.39%      Worldwide, Inc.                       33,600           1,271,088
----------------------------------------------------------------------------------
Retail 3.10%      Barnes & Noble, Inc.*                178,800           5,748,420
                  Michaels Stores, Inc.*               115,000           4,278,000
                                                                     =============
                  Total                                                 10,026,420
----------------------------------------------------------------------------------
Services:         Convergys Corp.*                      63,100           2,593,410
Commercial 1.39%  West Teleservices Corp.*              67,300           1,889,784
                                                                     =============
                  Total                                                  4,483,194
----------------------------------------------------------------------------------
Shoes 0.99%       Timberland Co.*                       74,000          $3,190,140
----------------------------------------------------------------------------------
Telecommunications Crown Castle Intl. Corp.*            59,000             979,400
Equipment 0.80%    Plantronics, Inc.*                   73,700           1,597,816
                                                                     =============
                  Total                                                  2,577,216
----------------------------------------------------------------------------------
Utilities:
Cable TV          Adelphia Communications
& Radio 1.34%     Corp.*                               113,500           4,344,780
----------------------------------------------------------------------------------
Utilities: Gas
Distributors 1.86%  Kinder Morgan, Inc.                108,700           6,005,675
----------------------------------------------------------------------------------
Utilities: Gas
Pipelines 1.88%   Dynegy, Inc. Class A                 123,500           6,088,550
----------------------------------------------------------------------------------
Utilities:        Broadwing, Inc.*                     169,000           4,172,610
Telecommunica-
tions             Dobson Communication Corp.*          168,500           2,562,885
3.04%             Western Wireless Corp.
                  Class A                               77,700           3,097,899
                                                                     =============
                  Total                                                  9,833,394
----------------------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $290,525,766)                                  317,544,861
==================================================================================
Short-Term Investments 1.02%            Principal Amount
==================================================================================
Commercial Paper  Citicorp
                  4.18% due 6/1/2001
                  (Cost $3,304,000)                     $3,304,000       3,304,000
----------------------------------------------------------------------------------
                  Total Investments 99.29%
                  (Cost $293,829,766)                                $ 320,848,861
==================================================================================

                   *Non-income producing security.
                  ADR - American Depository Receipt.




IMPORTANT INFORMATION

Common stocks purchased by the Fund are subject to market fluctuations, providing the potential for gains and the risk of loss. Performance results quoted herein reflect past performance, current sales charge (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Past performance is no indication of future results. Tax consequences are not reflected. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Fund issues additional shares with distinct pricing options. For a full disclosure of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 for the Fund's current prospectus. If used as sales material after June 30, 2001, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recent completed calendar quarter.

4

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
May 31, 2001


================================================================================
 ASSETS:

    Investments in securities, at value (cost $293,829,766)     $320,848,861
    Cash                                                             116,148
    Receivables:
       Interest and dividends                                         72,463
       Investment securities sold                                  1,541,917
       Capital shares sold                                         5,267,938
    Other                                                             48,348
--------------------------------------------------------------------------------
    Total assets                                                 327,895,675
--------------------------------------------------------------------------------
 LIABILITIES:
    Payables:
       Investment securities purchased                             3,304,000
       Capital shares reacquired                                     919,258
       Management fee                                                202,947
       12b-1 distribution fees                                       285,972
       Directors' fees                                                   694
    Accrued expenses                                                  25,428
--------------------------------------------------------------------------------
    Total liabilities                                              4,738,299
================================================================================
 NET ASSETS                                                     $323,157,376
================================================================================

================================================================================
 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                 327,842,157
 Distributions in excess of net investment income                 (3,369,619)
 Accumulated net realized loss on investments                    (28,334,257)
 Net unrealized appreciation on investments                       27,019,095
================================================================================
 Net Assets                                                     $323,157,376
================================================================================

 Net assets by class:
 Class A Shares                                                 $195,082,774
 Class B Shares                                                 $ 73,165,877
 Class C Shares                                                 $ 54,370,506
 Class P Shares                                                 $    535,957
 Class Y Shares                                                 $      2,262

 Outstanding shares by class:
 Class A Shares                                                    9,783,782
 Class B Shares                                                    3,724,220
 Class C Shares                                                    2,767,506
 Class P Shares                                                       26,796
 Class Y Shares                                                      112,775

 Net asset value, offering and redemption price per share
(net assets divided by outstanding shares):
 Class A Shares - Net asset value                                    $19.94
 Class A Shares - Maximum offering price
  (Net asset value plus sales charge of 5.75%)                       $21.16
 Class B Shares - Net asset value                                    $19.65
 Class C Shares - Net asset value                                    $19.65
 Class P Shares - Net asset value                                    $20.00
 Class Y Shares - Net asset value                                    $20.06
================================================================================



See Notes to Financial Statements.                                      5

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended May 31, 2001

INVESTMENT INCOME:
 Dividends                                                            $  243,315
 Interest                                                                111,589
 Foreign withholding tax                                                  (2,885)
--------------------------------------------------------------------------------
 Total investment income                                                 352,019
================================================================================
 Expenses:
 Management fee                                                        1,335,373
 12b-1 distribution plan - Class A                                       352,247
 12b-1 distribution plan - Class B                                       338,056
 12b-1 distribution plan - Class C                                       257,403
 12b-1 distribution plan - Class P                                           140
 Shareholder servicing                                                   378,159
 Registration                                                             68,450
 Reports to shareholders                                                  63,508
 Professional                                                             28,546
 Directors' fees                                                           4,610
 Custody                                                                   2,644
 Other                                                                    18,096
--------------------------------------------------------------------------------
 Gross expenses                                                        2,847,232
    Expense reductions                                                    (4,227)
--------------------------------------------------------------------------------
 Net expenses                                                          2,843,005
--------------------------------------------------------------------------------
 Net investment loss                                                  (2,490,986)
================================================================================

 Realized and unrealized gain on investments:
 Net realized loss on investments                                     (6,962,872)
 Net change in unrealized appreciation/depreciation on investments    20,289,522
================================================================================
 Net realized and unrealized gain on investments                      13,326,650
================================================================================
 Net Increase in Net Assets Resulting From Operations                $10,835,664
================================================================================

6               See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS



                                                                          Six Months Ended   Year Ended
                                                                           May 31, 2001      November 30,
 INCREASE IN NET ASSETS                                                   (unaudited)           2000

 Operations:
 Net investment loss                                                   $  (2,490,986)   $  (3,340,320)
 Net realized loss on investments                                         (6,962,872)     (22,235,257)
 Net change in unrealized appreciation/depreciation on investments        20,289,522       (4,085,872)
-----------------------------------------------------------------------------------------------------
 Net increase(decrease) in net assets resulting from operations           10,835,664      (29,661,449)
======================================================================================================


 Distributions to shareholders from:
 Net investment income

     Class A                                                                    --            (31,424)
     Class Y                                                                    --                 (6)
 Net realized gain

     Class A                                                                    --           (462,974)
     Class B                                                                    --           (127,732)
     Class C                                                                    --            (98,035)
     Class Y                                                                    --                (30)
======================================================================================================
 Total distributions to shareholders                                            --           (720,201)
======================================================================================================


 Capital share transactions:
 Net proceeds from sales of shares                                        89,481,526      311,699,581
 Reinvestment of distributions                                                  --            705,953
 Cost of shares reacquired                                               (67,448,348)     (51,382,838)
-----------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions     22,033,178      261,022,696
======================================================================================================
 Net increase in net assets                                               32,868,842      230,641,046
======================================================================================================


 NET ASSETS:
 Beginning of period                                                     290,288,534       59,647,488
-----------------------------------------------------------------------------------------------------
 End of period                                                         $ 323,157,376    $ 290,288,534
======================================================================================================
 Distributions in excess of net investment income                      $  (3,369,619)  $     (878,633)
======================================================================================================



                                                                               7

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS



                                                                Six Months Ended
                                                        5/31/2001                             Year Ended 11/30,
                                                       (unaudited)   -------------------------------------------------------
                                                                        2000          1999       1998        1997       1996
 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of period                 $   19.17     $   18.89    $   12.58   $   16.18  $   12.84  $   10.18
----------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income (loss)                            (.14)(a)      (.25)(a)      .04(a)      .15        .23        .30
   Net realized and unrealized gain on investments          .91           .73         6.27        8.09       3.39       2.50
----------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                      .77           .48         6.31        8.24       3.62       2.80
----------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
   Net investment income                                     --          (.01)          --        (.37)      (.28)      (.12)
   Net realized gain                                         --          (.19)          --       (3.47)        --       (.02)
-----------------------------------------------------------------------------------------------------------------------------
      Total distributions                                    --          (.20)          --       (3.84)      (.28)      (.14)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $   19.94     $   19.17    $   18.89   $   12.58  $   16.18  $   12.84
-----------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                           4.02%(c)      2.55%       50.04%       5.71%     28.90%     27.81%

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions        .81%(c)      1.49%         .41%        .02%        --         --
   Expenses, excluding waiver and expense reductions        .81%(c)      1.61%        1.64%       1.60%      1.58%      2.39%
   Net investment income (loss)                            (.70)%(c)    (1.18)%        .25%       1.14%      1.69%      2.67%



                                                     Six Months Ended                            10/16/1998(d)
                                                           5/31/2001      Year Ended 11/30,           to
                                                        (unaudited)     2000           1999      11/30/1998
 Per Share Operating Performance (Class B Shares)
 Net asset value, beginning of period                    $18.95        $18.78         $12.57         $10.41
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment loss                                     (.19)(a)      (.39)(a)       (.06)(a)         --(e)
   Net realized and unrealized gain on investments          .89           .75           6.27           2.16
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                      .70           .36          06.21           2.16
------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from net realized gain        --           (.19)           --             --
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $19.65        $18.95         $18.78         $12.57
------------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                           3.69%(c)      1.96%        $49.32%         20.75%(c)

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions       1.12%(c)      2.11%          1.07%           .13%(c)
   Expenses, excluding waiver and expense reductions       1.12%(c)      2.23%          2.30%           .34%(c)
   Net investment loss                                    (1.00)%(c)    (1.82)%      (.40)%            (.08)%(c)


                                                      Six Months Ended                             10/19/1998(d)
                                                          5/31/200        Year Ended 11/30,             to
 Per Share Operating Performance (Class C Shares)       (unaudited)      2000           1999        11/30/1998
 Net asset value, beginning of period                    $18.94        $18.76         $12.59         $10.70
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment loss                                     (.19)(a)      (.38)(a)       (.06)(a)         --(e)
   Net realized and unrealized gain on investments          .90           .75           6.23           1.89
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                      .71           .37           6.17           1.89
------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from net realized gain        --          (.19)            --             --
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $19.65        $18.94         $18.76         $12.59
------------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                           3.75%(c)      1.96%         49.01%         17.66%(c)

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions       1.12%(c)      2.11%          1.07%           .13%(c)
   Expenses, excluding waiver and expense reductions       1.12%(c)      2.23%          2.30%           .34%(c)
   Net investment loss                                    (1.00)%(c)    (1.81)%         (.40)%         (.10)%(c)

8                       See Notes to Financial Statements.



 Financial Highlights (continued)


                                                    Six Months Ended   8/15/2000(d)
                                                        5/31/2001          to
                                                       (unaudited)     11/30/2000
 Per Share Operating Performance (Class P Shares)
 Net asset value, beginning of period                    $19.23        $21.48
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment loss                                     (.13)(a)      (.09)(a)
   Net realized and unrealized gain (loss) on investments   .90         (2.16)
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                      .77         (2.25)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $20.00        $19.23
------------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                           4.00%(c)    (10.47)%(c)

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions        .84%(c)       .45%(c)
   Expenses, excluding waiver and expense reductions        .84%(c)       .49%(c)
   Net investment loss                                     (.67)%(c)     (.44)%(c)


                                                      Six Months Ended               12/9/1998(d)
                                                      5/31/2001        Year Ended        to
 Per Share Operating Performance (Class Y Shares)     (unaudited)      11/30/2000     11/30/1999
 Net asset value, beginning of period                    $19.26        $18.94         $12.76
------------------------------------------------------------------------------------------------------------------------------------
 Investment operations
   Net investment income (loss)                            (.10)(a)      (.14)(a)     .09(a)
   Net realized and unrealized gain (loss) on investments   .90           .69           6.09
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                      .80           .55           6.18
------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
   Net realized income                                       --          (.04)            --
   Net realized gain                                         --          (.19)            --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                       --          (.23)            --
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $20.06        $19.26         $18.94
------------------------------------------------------------------------------------------------------------------------------------

 Total Return(b)                                           4.15%(c)      2.89%         48.43%(c)

 Ratios to Average Net Assets
   Expenses, including waiver and expense reductions        .62%(c)      1.11%           .06%(c)
   Expenses, excluding waiver and expense reductions        .62%(c)      1.23%          1.27%(c)
   Net investment income (loss)                            (.50)%(c)     (.66)%          .62%(c)


                                               Six Months Ended
                                                     5/31/2001                            Year Ended 11/30,
 Supplemental Data for All Classes:                 (unaudited)     2000           1999           1998          1997         1996


 Net assets, end of period (000)                    $323,157      $290,289        $59,647         $4,723        $1,672       $1,462
 Portfolio turnover rate                              54.02%       112.57%        104.87%        136.81%        52.86%       30.78%
------------------------------------------------------------------------------------------------------------------------------------

 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering of class shares.
 (e) Amount represents less than $.01.

                                                                               9
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on April 6, 1992. The Company consists of three separate portfolios ("Funds"). This report covers one of the Funds - Lord Abbett Growth Opportunities Fund. The Fund is diversified as defined under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions and Investment Income - Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes - It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(d) Expenses - Expenses incurred by the Company that do not specifically relate to an individual Fund are allocated to the Fund on a pro rata basis. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets for each month at the annual rate of 0.90%. 12b-1 Plans

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:


Fee                                  Class A     Class B     Class C    Class P
--------------------------------------------------------------------------------
Service                                   .25%      .25% up to .25%(2)     .20%
Distribution                              .10%(1)   .75% up to .75%(2)     .25%
Quarterly service fee                    -             - up to .25%(3)        -
Quarterly distribution fee               -             - up to .75%(3)        -

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases.

(2)  Paid at the time such shares are sold.

(3) Paid at each quarter-end after the first anniversary of the sale of such shares.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the six months ended May 31, 2001:
Distributor Commissions                  Dealers' Concessions
--------------------------------------------------------------------------------
$173,082                                             $971,448


Certain of the Company's officers and Directors have an interest in Lord Abbett.

4.   DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid annually. Taxable net realized gains from investment transactions, reduced by capital loss carry forwards, if any, are distributed to shareholders annually. The capital loss carryforward amount is available to offset future net capital gains. At fiscal period ended November 30, 2000, the Fund had a capital loss carryforward of $21,367,775 which will expire in 2009.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the six months ended May 31, 2001:

Purchases                Sales
--------------------------------------------------------------------------------
$189,090,839             $162,331,433

As of May 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes are as follows:
                          Gross             Gross              Net
                     Unrealized        Unrealized       Unrealized
Tax Cost           Appreciation      Depreciation     Appreciation
--------------------------------------------------------------------------------
$293,833,376        $46,007,666     $(18,992,181)      $27,015,485

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred loss on wash sales.

6.   DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' expense on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Company's expenses.

8.   LINE OF CREDIT

The Company, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At May 31, 2001 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the period.

9.   SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 150 million shares of $.001 par value capital stock designated as follows: 50 million Class A shares, 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares.

                                       Six Months Ended             Year Ended
                                  May 31, 2001 (unaudited)       November 30, 2000
------------------------------------------------------------------------------------------
Class A Shares                   Shares         Amount            Shares        Amount
------------------------------------------------------------------------------------------
Shares sold                      3,489,811    $ 67,211,074     8,582,469    $ 185,262,116
Reinvestment of distributions         --              --          24,829          488,885
Shares reacquired               (2,841,247)    (53,819,177)   (1,602,906)     (34,059,822)
-----------------------------------------------------------------------------------------
Increase                           648,564    $ 13,391,897     7,004,392    $ 151,691,179
-----------------------------------------------------------------------------------------
Class B Shares
-----------------------------------------------------------------------------------------
Shares sold                        652,769    $ 12,459,054     3,364,621    $  72,983,458
Reinvestment of distributions         --              --           6,306          123,464
Shares reacquired                 (386,452)     (7,291,592)     (496,430)     (10,566,610)
-----------------------------------------------------------------------------------------
Increase                           266,317    $  5,167,462     2,874,497    $  62,540,312
-----------------------------------------------------------------------------------------
Class C Shares
-----------------------------------------------------------------------------------------
Shares sold                        478,646    $  9,291,796     2,490,662    $  53,405,245
Reinvestment of distributions         --              --           4,784           93,568
Shares reacquired                 (333,250)     (6,319,139)     (323,051)      (6,755,046)
-----------------------------------------------------------------------------------------
Increase                           145,396    $  2,972,657     2,172,395    $  46,743,767
-----------------------------------------------------------------------------------------
                                                                             Period Ended
                                                                        November 30, 2000*
------------------------------------------------------------------------------------------
Class P Shares                                                    Shares         Amount
------------------------------------------------------------------------------------------
Shares sold                         25,528       $ 519,602           2,274    $ 48,762
Shares reacquired                     (990)        (18,440)            (16)       (360)
------------------------------------------------------------------------------------------
Increase                            24,538       $ 501,162           2,258    $ 48,402
------------------------------------------------------------------------------------------
Year Ended
November 30, 2000
------------------------------------------------------------------------------------------
Class Y Shares                                                      Shares      Amount
------------------------------------------------------------------------------------------
Reinvestment of distributions         --              --             1.802    $     36
Shares reacquired                     --              --            (45.998)    (1,000)
------------------------------------------------------------------------------------------
Increase (decrease)                   --              --            (44.196)  $   (964)
------------------------------------------------------------------------------------------
*For the period August 15, 2000 to November 30, 2000.





Copyright(C)2001 by Lord Abbett Growth Opportunities Fund Inc., 90 Hudson Street, Jersey City, NJ 07302-3973

This publication, when not used for the general information of shareholders of Lord Abbett Growth Opportunities Fund, Inc., is to be distributed only if preceded or accompanied by a current Prospectus, which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained in this publication will come to pass.

All rights reserved. Printed in the United States of America.

[PHOTO OF ROBERT S. DOW]

DEAR FELLOW SHAREHOLDER:

For more than seven decades, a hallmark of Lord Abbett has been our determination to produce consistent performance for shareholders whether markets are rising or falling. The past year was no exception. In what was widely regarded as one of the most challenging years for financial markets, many Lord Abbett Funds received widespread recognition and awards for superior performance. While this public recognition is gratifying, we measure our success solely on how well we meet the needs of you, our clients. We are committed to CLIENT PARTNERSHIP. Our INDEPENDENCE as a Firm allows us to focus on our clients' needs instead of those of a parent company. We emphasize TEAMWORK among our managers to develop investment solutions for our clients. We offer OPPORTUNITY within the Firm to nurture and retain the best investment talent in the industry. Finally, we insist on the highest INTEGRITY in all we propose and do.

We thank you for the confidence you have expressed in us and for the opportunity to help build your investment portfolio.

Sincerely,


/S/ Robert S. Dow

Robert S. Dow
Chairman




Investing in the Lord Abbett Family of Funds

GROWTH                                                                                             INCOME
===================================================================================================================
Growth Funds              Growth &                 Income Funds                   Tax-Free          Money
                          Income Funds                                            Income Funds      Market Fund
-------------------------------------------------------------------------------------------------------------------

All Value Fund             Affiliated Fund          Bond-Debenture Fund           o California       U.S. Government
                                                                                  o Connecticut      Money Market Fund(2)(3)
Alpha Fund                 Balanced Fund            Core Fixed Income Fund        o Florida
                                                                                  o Georgia
Global Equity Fund         Large-Cap                High Yield Fund               o Hawaii
                           Research Fund                                          o Michigan
Growth                                              Global Income Fund            o Minnesota
Opportunities Fund                                                                o Missouri
                                                    U.S. Government Fund(2)       o National
International Fund                                                                o New Jersey
                                                    Limited Duration              o New York
Large-Cap Growth Fund                               U.S. Government Fund(2)       o Pennsylvania
                                                                                  o Texas
Mid-Cap Value Fund                                  Total Return Fund             o  Washington

Small-Cap Blend Fund                                World Bond-
                                                    Debenture Fund
Developing
Growth Fund(1)

Small-Cap Value Fund(1)




For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Read it carefully before investing.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-hour Automated Shareholder Service Line: 800-865-7582
Website: www.LordAbbett.com


(1) Lord Abbett Developing Growth Fund and Lord Abbett Small-Cap Value Fund are closed to new investors.

(2) An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

(3) An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share.

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe that your Investment Professional provides value in helping you identify and understand your investment objectives and, ultimately, offering Fund recommendations suitable for your individual needs.


LORD ABBETT LOGO



                                                                     LAGOF-3-501
                                                                          (7/01)
Lord Abbett Mutual Fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street o Jersey City, New Jersey 07302-3973